Organization and Nature of Operations - Net (loss)/income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable interest entity
Net loss from continuing operations	$ (25,446)	¥ (166,030)	¥ (2,417,874)	¥ (1,165,296)
Net (loss)/income from discontinued operations	$ 2,203	14,373	(20,662)	(367,022)
VIEs and VIEs' subsidiaries
Variable interest entity
Net loss from continuing operations		(495,209)	(1,234,283)	(1,076,613)
Net (loss)/income from discontinued operations		¥ 14,373	¥ (20,662)	¥ (367,022)